Shareholder Report, Line Graph (Details) - USD ($)					4 Months Ended	12 Months Ended				16 Months Ended	24 Months Ended			28 Months Ended	36 Months Ended			40 Months Ended	48 Months Ended			52 Months Ended	60 Months Ended			64 Months Ended	72 Months Ended			76 Months Ended	84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	Sep. 11, 2020	Apr. 30, 2020	Sep. 06, 2016	Aug. 31, 2016	Aug. 31, 2020	Aug. 31, 2026	Aug. 31, 2021	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2026	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026
C000173046
Account Value [Line Items]
Line Graph and Table Measure Name						Anchor Risk Managed Equity Strategies Fund
Accumulated Value		$ 10,000			$ 11,915					$ 13,794				$ 13,460				$ 13,268				$ 14,414				$ 15,212				$ 15,675
C000173045
Account Value [Line Items]
Line Graph and Table Measure Name						Anchor Risk Managed Equity Strategies Fund
Accumulated Value			$ 10,000					$ 11,148				$ 12,969				$ 13,887				$ 16,982					$ 19,609				$ 19,068			$ 18,760	$ 20,330			$ 21,394		$ 21,996
C000159233
Account Value [Line Items]
Line Graph and Table Measure Name						Anchor Risk Managed Income Strategies Fund
Accumulated Value	$ 10,000						$ 10,592				$ 9,781				$ 9,146				$ 9,887				$ 10,197				$ 10,357
C000161918
Account Value [Line Items]
Line Graph and Table Measure Name						Anchor Risk Managed Income Strategies Fund
Accumulated Value				$ 10,000					$ 10,222				$ 10,053				$ 10,049				$ 11,086			$ 11,592				$ 10,683			$ 9,966			$ 10,734	$ 11,043		$ 11,191
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 12,098					$ 15,869				$ 14,087				$ 16,333				$ 20,766				$ 24,063				$ 28,967
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000					$ 11,540				$ 13,809				$ 14,212				$ 17,330					$ 22,731				$ 20,179			$ 23,396	$ 29,745			$ 34,468		$ 41,493
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000						$ 9,975				$ 8,826				$ 8,721				$ 9,357				$ 9,651				$ 9,833
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value				$ 10,000					$ 10,049				$ 9,944				$ 10,955				$ 11,664			$ 11,655				$ 10,313			$ 10,189			$ 10,933	$ 11,276		$ 11,489